ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares	Nov. 14, 2022	Nov. 14, 2021	Mar. 31, 2023	Sep. 08, 2021	Jul. 07, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of share issued	1,000	1,000
Holder ownership			90.00%	90.00%
Custodian Ventures [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Preferred A-1 Stock, Shares Authorized					10,000,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of share issued	550	550
Lillian Flores [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of share issued	450	450